Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Profit or loss [abstract]
REVENUE	$ 20,665	$ 19,364
COST OF SALES	9,102	8,381
GROSS PROFIT	11,563	10,983
EXPENSES
Research and development	12,280	7,663
Sales and marketing	3,608	2,678
General and administrative	19,812	15,377
Amortization of intangible assets	4,414	2,013
Total expenses	40,114	27,731
Loss before other income (expenses) and income taxes	(28,551)	(16,748)
OTHER INCOME (EXPENSES)
Accretion	(30)	(85)
Grant and subsidy income	332	75
Interest and other income	270	279
Unrealized foreign exchange gain	227	631
Other income (expenses)	799	900
Loss before income taxes	(27,752)	(15,848)
Income taxes	1,192	(861)
NET LOSS FOR THE YEAR	(26,560)	(16,709)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	5,104	(1,792)
COMPREHENSIVE LOSS FOR THE YEAR	$ (21,456)	$ (18,501)
LOSS PER SHARE - BASIC AND DILUTED	$ (1.07)	$ (0.85)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	24,897,185	19,688,487